Subsequent events (Details Narrative) - Subsequent Event [Member] - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Apr. 30, 2025
Ten Loan Agreements [Member] | 8i Enterprises Pte Ltd [Member]
Subsequent Event [Line Items]
Convertible loan amount received			$ 768,942
Interests rates			8.00%
Loan Agreements [Member] | 8i Asia Limited [Member]
Subsequent Event [Line Items]
Convertible loan amount received		$ 46,293
Loan Agreements [Member] | Alfred Lim [Member]
Subsequent Event [Line Items]
Convertible loan amount received	$ 35,855
Interests rates	8.00%	8.00%